Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Stockholders Equity Tables
Preferred stock
Preferred Stock	Number of Shares Issued	Par Value	Conversion to Common Stock
Series “A" (1)	0	$.0001	N/A
Series “B" (2)	1	$.0001	1:1
Series “C" (3)	1	$.0001	1:1
Series “D” (4)	1,379,685	$.0001	10:1
Series “E” (5)	0	$.0001	1:1

A summary of option activity
Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2012	7,163	$22.34	4.4
Granted	2,005,500	$7.08	9.5
Exercised	-	$-
Expired or forfeited	(500)	$(25.00)
Outstanding at September 30, 2013	2,012,163	$7.13	9.5	$1,724,730
Options exercisable at September 30, 2013	36,663	$7.43	9.5	$25,800

Activity for the two years ended December 31, 2012, for all option grants is shown below:

	2012				2011
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value	Shares	Weighted Average Exercise Price
Outstanding at beginning of year	2,426	$53.60			316	$322.00
Granted	5,487	$10.93			2,250	$40.00
Exercised	-	$-			-	$-
Expired or forfeited	(750)	$40.00			(140)	$440.00
Outstanding at end of year	7,163	$22.34	4.4	$-	2,426	$53.60
Exercisable at end of year	6,788	$21.36	4.5	$-	1,176
Weighted-average fair value of
options granted during the year	$8.44				$34.20

Price range of options
Outstanding	$9.80-$228.00				$40.00-$228.00
Exercised	$-				$-
Expired or forfeited	$40.00				$440.00

A summary of the restricted stock award activity
	Number of Units	Weighted Average Grant Date Fair Value
Nonvested at January 1, 2013	122,500	$6.83
Granted	-
Vested	(120,250)	($6.80)
Forfeited	(2,000)	($6.83)
Nonvested at September 30, 2013	250	$6.83

Stock based compensation expense
	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2013	2012	2013	2012
Stock Options with:
Service conditions only	$4,716,070	$-	$4,718,214	$40,000
Combined market and service conditions	306,250	-	306,250	-
Combined market and performance conditions	1,555,535	-	1,555,535	-
Restrcited stock	816,000	-	822,486	-

	$7,393,855	$-	$7,402,485	$40,000

Fair value of stock-based compensation

The Company used the following assumptions in the Black-Scholes calculation used to measure the fair value of stock-based compensation in accordance with ASC 718 for stock options granted in 2012 and 2011.

	11-16-2012	8-14-2012	5-15-2012	11-15-2011
Risk-free interest rate	0.62%	0.75%	0.74%	0.93%
Dividend yield	0%	0%	0%	0%
Expected life (years)	5	5	5	5
Volatility	91.3%	111.8%	122.7%	130.0%

Stock options outstanding

The following table summarizes information with respect to stock options outstanding at December 31, 2012:

	Options Outstanding			Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Number of Options	Weighted Average Exercise Price
$9.80-$15.20	5,488	$10.93	4.7	5,488	$10.93
$40.00	1,500	$40.00	3.9	1,125	$40.00
$228.00	175	$228.00	2.4	175	$228.00
	7,163			6,788